Schedule I - Condensed Financial Information Of Registrant Schedule I - Condensed Financial Information Of Registrant (Derivative Instruments and Hedging Activities) (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh InterestRateSwap	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Interest Rate Swaps | InterestRateSwap			3
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	$ 6,626,000	$ (8,532,000)	$ 1,594,000	$ 46,245,000	$ 10,393,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	1,737,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	36,680,000		29,294,000	22,269,000	(29,407,000)	$ (43,420,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(8,532,000)	1,594,000	46,245,000	10,393,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	760,000	1,358,000	5,431,000	5,431,000	3,620,000
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ 36,680,000	$ 15,095,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge			9 years
Not Designated as Hedging Instrument [Member] | FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights | MWh	1,399,000		3,919,000
Sale of Units Derivative Instruments Financial Transmission Rights | MWh	0		0
Derivative, Nonmonetary Notional Amount, Purchase (Sales), Net | MWh			3,919,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap			$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap			0
Derivative, Notional Amount, Purchase (Sales), Net	$ 400,000,000		400,000,000
Parent Company [Member]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax			1,594,000	46,245,000	10,393,000
Accumulated Other Comprehensive Income (Loss), Net of Tax			29,294,000	22,269,000	(29,407,000)	$ (43,420,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			1,594,000	46,245,000	10,393,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent			5,431,000	5,431,000	3,620,000
Parent Company [Member] | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax			29,294,000	22,269,000	$ (29,407,000)
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ (5,375)
Maximum Length of Time Hedged in Cash Flow Hedge			9 years
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Purchase of Derivative Instruments Interest Rate Swap			$ 400,000,000
Sale of Derivative Instruments Interest Rate Swap			0
Derivative, Notional Amount, Purchase (Sales), Net			400,000,000
Parent Company [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Derivative Liability, Current [Member]
Derivative Liability, Fair Value, Gross Liability			$ 0	$ 12,172,000